Related Parties	12 Months Ended
Dec. 31, 2018
Related Parties [Abstract]
RELATED PARTIES

NOTE 11 - RELATED PARTIES

a.	Balances

As of December 31, 2018 and 2017, the Company had an accrual in the amount of $240 thousand and $240 thousand, respectively, pursuant to an employment agreement with its President and Chief Executive Officer.

b.	Transactions

During the year ended December 31, 2018, 2017 and 2016, the Company recorded salary expenses, cash bonus and directors’ fee to its related parties in the amount of $557 thousand, $558 thousand and $596 thousand, respectively.